Revenue (Tables)	6 Months Ended
Jun. 30, 2024
Revenue.
Summary of breakdown of revenue by sales channel

	For the six months ended June 30,
(Euro thousands)	2024	2023
Direct To Consumer (DTC)	104,574	121,041
Wholesale	59,589	85,446
Other (1)	6,813	8,050
Total revenue by sales channel	170,976	214,537
(1)	Other revenues mainly include royalties and certain sales of old season products.

Summary of disclosure of revenue of geographical area

	For the six months ended June 30,
(Euro thousands)	2024	2023
EMEA	75,704	103,905
North America	64,324	72,487
Greater China	19,761	26,063
Other Asia	11,187	12,082
Total revenue by geographic area	170,976	214,537